Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Reverse stock split	0.01258
Assets measured at fair value on a recurring basis within Level 3				$ 0
Liabilities measured at fair value on a recurring basis within Level 3				0
Predetermined price of common stock purchased for warrants		3,000,000	3,000,000
Cash and cash equivalents, maturity description		90 days or less
Short-term contractual maturities		1 year
Restricted cash		100,000	155,000	0
Impairment losses		0	0	0
Contract revenue		0	0	3,050,000
Income tax interest & penalties			$ 0	$ 0
Minimum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives			3 years
Maximum [Member]
Product Information [Line Items]
Property and equipment, estimated useful lives			7 years